UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEET (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 50.0	$ 19.5	[1]
Accounts receivables, net	181.5	134.1	[1]
Mobilization revenue receivable - short-term	16.3	13.6	[1]
Amount due from related party	31.4	39.6	[1]
Other current assets	11.2	34.5	[1]
Total current assets	290.4	241.3	[1]
Non-current assets
Newbuildings	131.4	112.0	[1]
Drilling units	2,075.2	2,103.0	[1]
Mobilization revenue receivable - long-term	52.3	49.4	[1]
Deferred tax assets	0.6	0.6	[1]
Other non-current assets	5.6	9.2	[1]
Total non-current assets	2,265.1	2,274.2	[1]
Total assets	2,555.5	2,515.5	[1]
Current liabilities
Current portion of long-term related party payable	572.3	235.6	[1]
Related party revolving credit facility	69.6	0	[1]
Trade accounts payable and accruals	21.4	28.3	[1]
Deferred mobilization revenue - short-term	18.8	19.9	[1]
Related party payable	92.4	122.2	[1]
Other current liabilities	26.2	27.3	[1]
Total current liabilities	800.7	433.3	[1]
Non-current liabilities
Long-term related party payable	689.9	1,057.1	[1]
Deferred mobilization revenue - long-term	37.1	41.1	[1]
Other non-current liabilities	0	0.4	[1]
Total non-current liabilities	727.0	1,098.6	[1]
Equity
Dropdown companies' equity	0	8.7	[1]
Members' Capital:
Common unitholders (24,815,025 units issued and outstanding)	195.1	208.2	[1]
Subordinated unitholders (issued 16,543,350 units issued and outstanding)	80.9	89.6	[1]
Total Members' capital/Owner's and Dropdown Companies' equity	276.0	306.5	[1]
Non-controlling interest	751.8	677.1	[1]
Total equity	1,027.8	983.6	[1]
Total liabilities and equity	$ 2,555.5	$ 2,515.5	[1]

[1]	Restated